UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:1

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   117 Grand Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Mark A Lazarczyk
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Mark A. Lazarczyk       Goshen, New York                March 31, 2011
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		80
Form 13F Information Table Value Total:		$108,957

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      684     7545 SH	     SOLE	              7545        0      0
AMGEN INC		       COM		031162100      240     4483 SH	     SOLE		      4483        0      0
AT & T INC		       COM		00206R102     1767    58862 SH	     SOLE		     58862        0      0
AUTO DATA PROCESSING	       COM		053015103     1171    22822 SH	     SOLE		     22822        0      0
BALCHEM CORP		       COM	        057665200      215     5742 SH       SOLE		      5742	  0	 0
BANK AMERICA CORP	       COM		060505104     2212   167213 SH 	     SOLE		    167213        0      0
BANK OF NY MELLON CORP	       COM		064058100     1293    43303 SH	     SOLE		     43303        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      862   139234 SH	     SOLE		    139234        0      0
BEST BUY INC		       COM		086516101     1039    36287 SH	     SOLE		     36287        0      0
BLACKROCK INC		       COM		09247X101      619     3079 SH	     SOLE		      3079        0      0
BOEING CO		       COM		097023105      718     9710 SH	     SOLE		      9710        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1949    73973 SH	     SOLE		     73973        0      0
C V S CORP DEL		       COM		126650100     2201    64120 SH	     SOLE		     64120        0      0
cANADIAN OIL SANDS	       COM	        13643E105      230     6848 SH	     SOLE		      6848        0	 0
CARDINAL HEALTH INC	       COM		14149Y108     1325    32315 SH	     SOLE		     32315        0      0
CAREFUSION CORP		       COM		14170T101      206     7368 SH	     SOLE		      7368        0      0
CHEVRONTEXACO CORP	       COM		166764100     4716    43994 SH	     SOLE		     43994        0      0
CHUBB CORPORATION	       COM		171232101     2124    34651 SH	     SOLE		     34651        0      0
CISCO SYSTEMS INC	       COM		17275R102     1831   107335 SH       SOLE		    107335        0      0
CITRIX SYSTEMS INC	       COM		177376100     2685    36650 SH	     SOLE		     36650        0      0
COMMERCIAL METALS CO	       COM		201723103     1012    58618 SH	     SOLE		     58618        0      0
CONOCOPHILLIPS 		       COM		20825c104     3108    38915 SH	     SOLE		     38915	  0	 0
CORNING INC		       COM		219350105      469    22779 SH	     SOLE		     22779	  0	 0
COVIDIEN LTD		       COM		G2552X108      768    14790 SH	     SOLE		     14790	  0	 0
DOW CHEMICAL COMPANY	       COM		260543103      334     8859 SH	     SOLE		      8859	  0	 0
E M C CORP MASS		       COM		268648102     1061    39975 SH	     SOLE		     39975        0      0
EMERSON ELECTRIC CO	       COM		291011104     2753    47114 SH	     SOLE		     47114        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     4653    56003 SH	     SOLE		     56003        0      0
Frontier Communcations Corp    COM		35906A108       95    11510 SH 	     SOLE		     11510	  0	 0
GENERAL ELECTRIC COMPANY       COM		369604103     2626   131509 SH	     SOLE		    131509        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1592    10035 SH	     SOLE		     10035        0      0
HALLIBURTON COMPANY	       COM		406216101     3464    69494 SH	     SOLE		     69494        0      0
HOME DEPOT INC		       COM		437076102     2671    72756 SH	     SOLE		     72756        0      0
INTEL CORP		       COM		458140100     2513   125576 SH       SOLE		    125576        0      0
INTL BUSINESS MACHINES	       COM		459200101     1125     7022 SH	     SOLE		      7022        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      804    12900 SH	     SOLE		     12900        0      0
JEFFERSONVILLE BANCORP	       COM		47559A103      378    36477 SH	     SOLE		     36477        0      0
JOHNSON & JOHNSON	       COM		478160104     4006    68568 SH	     SOLE		     68568        0      0
JP MORGAN CHASE & CO	       COM		46625H100     2085    45794 SH	     SOLE		     45794        0      0
KRAFT FOODS INC		       COM		50075N104     1187    37866 SH	     SOLE		     37866        0      0
LOWES COMPANIES INC	       COM	        548661107      229     8860 SH       SOLE		      8860  	  0	 0
M D U RESOURCES GROUP INC      COM		552690109      276    12054 SH	     SOLE		     12054        0      0
MCDONALDS CORPORATION	       COM		580135101      523     6982 SH	     SOLE		      6982        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1339    23842 SH	     SOLE		     23842        0      0
MERCK & CO INC		       COM		58933Y105      751    23069 SH	     SOLE		     23069        0      0
METLIFE INC		       COM		59156R108      796    18062 SH	     SOLE	             18062        0      0
MICROSOFT CORP		       COM		594918104     2641   105180 SH       SOLE		    105180        0      0
NABORS INDS INC		       COM		G6359F103     1445    47875 SH	     SOLE		     47875        0      0
NEW YORK COMNTY BANCORP	       COM		649445103      181    10471 SH	     SOLE		     10471	  0	 0
NEXTRA ENERGY INC.	       COM		302571104      264     4792 SH	     SOLE		      4792        0      0
NORFOLK SOUTHERN CORP	       COM		655844108      230     3325 SH	     SOLE		      3325	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      392     6050 SH	     SOLE                     6050        0      0
OCCIDENTAL PETE CORP	       COM		674599105      280     2680 SH	     SOLE		      2680        0      0
ORACLE CORPORATION	       COM		68389X105     4488   134705 SH       SOLE		    134705        0      0
PEPSICO INCORPORATED	       COM		713448108     2537    39541 SH	     SOLE		     39541        0      0
PFIZER INCORPORATED	       COM		717081103     2280   113624 SH	     SOLE		    113624        0      0
PNC FINANCIAL SERVICES	       COM		693475105      551     8750 SH	     SOLE		      8750        0      0
PPL CORPORATION		       COM		69351T106      236     9655 SH	     SOLE		      9655	  0      0
PRECISION CASTPARTS CORP       COM		740189105     1280     8700 SH	     SOLE		      8700        0      0
PROCTER & GAMBLE CO	       COM		742718109     2329    38690 SH	     SOLE		     38690        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     4575   444509 SH	     SOLE	                 0        0 444509
QUALCOMM INC		       COM		747525103      468     8538 SH	     SOLE		      8538        0      0
REPUBLIC SERVICES INC	       COM		760759100      430    14325 SH	     SOLE		     14325        0      0
RSTK INTERLINK US NETWORKS     COM	        45875T905        4    45000 SH 	     SOLE                    45000        0      0
SARA LEE CORP		       COM		803111103      314    17775 SH	     SOLE		     17775        0      0
SCHLUMBERGER LTD	       COM		806857108      212     2630 SH       SOLE		      2630	  0	 0
SPECTRA ENERGY CORP	       COM		847560109      281    10326 SH	     SOLE		     10326	  0      0
SUPERVALU INC		       COM		868536103      206    23165 SH	     SOLE 		     23165        0      0
SYSCO CORPORATION	       COM		871829107     1068    38672 SH	     SOLE		     38672        0      0
TEVA PHARM INDS LTD ADRF       COM		881624209      336     6714 SH	     SOLE		      6714        0      0
THE CHARLES SCHWAB CORP	       COM		808513105      809    44856 SH	     SOLE		     44856        0      0
THERMO ELECTRON CORP	       COM		883556102     2680    48240 SH	     SOLE		     48240        0      0
TIME WARNER INC		       COM		00184A105      798    22411 SH	     SOLE		     22411        0      0
TYCO INTL LTD NEW	       COM		902124106      823    18602 SH	     SOLE		     18602        0      0
VENTANA BIOTECH INC	       COM		92277F109        0    10000 SH       SOLE		     10000        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2949    76578 SH	     SOLE		     76578        0      0
WAL-MART STORES INC	       COM		931142103     2264    43825 SH	     SOLE		     43825        0      0
WARWICK VALLEY TELEPHONE CO    COM		936750108      236    15700 SH	     SOLE		     15700	  0      0
WATSON PHARMACEUTICALS	       COM		942683103     2092    37350 SH	     SOLE		     37350        0      0
WELLS FARGO  & CO NEW	       COM		949746101      561    17712 SH	     SOLE		     17712        0      0